Fresh-Start Accounting - Settlement of Liabilities Subject to Compromise (Details) - USD ($) $ in Thousands		3 Months Ended
	Feb. 28, 2017	Sep. 30, 2018	Dec. 31, 2017
Liabilities Subject to Compromise
Liabilities subject to compromise	$ 1,000,336	$ 100	$ 35,000
Funding of the general unsecured claims Cash Distribution Pool	(35,000)
Common stock to holders of Unsecured Notes and general unsecured creditors	(543,527)	$ (134,362)
Reorganization Adjustments
Liabilities Subject to Compromise
Accounts payable and accrued expenses	151,298
Accrued interest payable	15,238
Debt	833,800
Liabilities subject to compromise	1,000,336
Funding of the general unsecured claims Cash Distribution Pool	(35,000)
Common stock to holders of Unsecured Notes and general unsecured creditors	(543,562)
Gain on settlement of liabilities subject to compromise	$ 421,774